Income Tax - Deferred income tax assets and liabilities (Parentheticals) (Detail) - Inflation Adjustment [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 ARS ($)
Disclosure of deferred taxes [Line Items]
Adjustments for deferred tax of prior periods	$ 634,823
Deferred Tax Assets [Member]
Disclosure of deferred taxes [Line Items]
Decrease in deferred tax asset	$ 14,798,341